AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Market Value
Communications - 1.6%
Publishing & Broadcasting - 1.6%
Liberty Media Corporation - Liberty Formula One - Series C *	80,000	$4,680,000

Consumer Discretionary - 10.9%
Automotive - 1.9%
Gentex Corporation	240,000	5,721,600

Home & Office Products - 2.4%
Purple Innovation, Inc. *	1,792,490	7,259,584

Leisure Facilities & Services - 3.1%
Bowlero Corporation *	489,574	6,026,656
Madison Square Garden Sports Corporation *	25,000	3,416,500
		9,443,156
Leisure Products - 1.8%
YETI Holdings, Inc. *	186,000	5,304,720

Retail - Discretionary - 1.7%
Winmark Corporation	23,700	5,127,258

Consumer Staples - 1.0%
Beverages - 1.0%
Remy Cointreau S.A. - ADR	175,550	2,894,820

Energy - 21.3%
Oil & Gas Producers - 15.8%
Chesapeake Energy Corporation	120,000	11,305,200
Chevron Corporation	118,045	16,959,525
Pioneer Natural Resources Company	90,000	19,487,700
		47,752,425
Oil & Gas Services & Equipment - 5.5%
Core Laboratories N.V.	368,000	4,960,640
Schlumberger Ltd.	323,900	11,628,010
		16,588,650
Financials - 10.8%
Banking - 2.3%
Hingham Institution for Savings (The)	27,500	6,905,525

Institutional Financial Services - 5.1%
CME Group, Inc.	30,000	5,313,900
Intercontinental Exchange, Inc.	110,500	9,983,675
		15,297,575
Insurance - 3.4%
Brown & Brown, Inc.	83,450	5,047,056
Markel Corporation *	4,850	5,258,467
		10,305,523

AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Market Value
Health Care - 12.7%
Biotech & Pharma - 3.4%
Mirion Technologies, Inc. *	1,390,000	$10,383,300

Health Care Facilities & Services - 2.7%
Chemed Corporation	18,300	7,989,048

Medical Equipment & Devices - 6.6%
Alcon, Inc.	110,000	6,399,800
Haemonetics Corporation *	184,000	13,621,520
		20,021,320
Industrials - 10.3%
Aerospace & Defense - 1.5%
HEICO Corporation - Class A	40,000	4,584,800

Electrical Equipment - 7.0%
A.O. Smith Corporation	113,000	5,489,540
Otis Worldwide Corporation	85,000	5,423,000
Vontier Corporation	608,902	10,174,752
		21,087,292
Industrial Support Services - 1.8%
AMERCO	10,800	5,499,576

Materials - 9.0%
Chemicals - 2.8%
Valvoline, Inc.	330,000	8,362,200

Metals & Mining - 6.2%
Barrick Gold Corporation	275,000	4,262,500
Franco-Nevada Corporation	104,000	12,425,920
Newmont Corporation	50,000	2,101,500
		18,789,920
Real Estate - 16.4%
Real Estate Owners & Developers - 16.4%
St. Joe Company (The)	133,000	4,259,990
Texas Pacific Land Corporation	25,500	45,319,365
		49,579,355
Technology - 5.0%
Technology Services - 5.0%
CDW Corporation	47,350	7,390,388
Jack Henry & Associates, Inc.	43,050	7,846,724
		15,237,112

Total Common Stocks (Cost $254,322,068)		$298,814,759

AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.2%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 2.58% (a) (Cost $3,504,368)	3,504,368	$3,504,368

Total Investments at Market Value - 100.2% (Cost $257,826,436)		$302,319,127

Liabilities in Excess of Other Assets - (0.2%)		(632,530)

Net Assets - 100.0%		$301,686,597

ADR  - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2022.

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

COMMON STOCKS - 95.3%	Shares	Market Value
Consumer Discretionary - 16.2%
Retail - Discretionary - 9.4%
Lowe's Companies, Inc.	122,000	$22,912,820
O'Reilly Automotive, Inc. *	51,000	35,870,850
RH *	30,000	7,382,100
		66,165,770
Wholesale - Discretionary - 6.8%
Copart, Inc. *	450,000	47,880,000

Energy - 3.0%
Oil & Gas Producers - 3.0%
Chesapeake Energy Corporation	220,000	20,726,200

Financials - 8.3%
Asset Management - 4.2%
Brookfield Asset Management Reinsurance Partners Ltd. - Class A *	4,913	200,942
Brookfield Asset Management, Inc. - Class A	712,500	29,134,125
		29,335,067
Diversified Financial Services - 4.1%
S&P Global, Inc.	96,000	29,313,600

Health Care - 5.0%
Health Care Facilities & Services - 5.0%
Chemed Corporation	20,000	8,731,200
IQVIA Holdings, Inc. *	145,000	26,265,300
		34,996,500
Industrials - 13.0%
Aerospace & Defense - 4.9%
HEICO Corporation - Class A	299,377	34,314,592

Commercial Support Services - 1.3%
Avalara, Inc. *	100,000	9,180,000

Electrical Equipment - 6.8%
API Group Corporation *	1,795,000	23,819,650
Roper Technologies, Inc.	68,000	24,455,520
		48,275,170
Materials - 9.7%
Chemicals - 2.5%
Valvoline, Inc.	700,000	17,738,000

Containers & Packaging - 7.2%
AptarGroup, Inc.	325,000	30,884,750
Ardagh Metal Packaging S.A.	4,072,376	19,710,300
		50,595,050
Real Estate - 7.6%
Real Estate Owners & Developers - 1.3%
Texas Pacific Land Corporation	5,000	8,886,150

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.3% (Continued)	Shares	Market Value
Real Estate - 7.6% (Continued)
REITs - 6.3%
Equinix, Inc.	40,500	$23,038,020
SBA Communications Corporation - Class A	76,000	21,633,400
		44,671,420
Technology - 32.5%
Semiconductors - 11.0%
Advanced Micro Devices, Inc. *	310,000	19,641,600
NVIDIA Corporation	125,000	15,173,750
Texas Instruments, Inc.	275,000	42,564,500
		77,379,850
Software - 9.8%
ANSYS, Inc. *	54,000	11,971,800
Microsoft Corporation	180,000	41,922,000
Software AG - ADR	2,438,504	14,752,949
		68,646,749
Technology Services - 11.7%
Accenture plc - Class A	91,000	23,414,300
Broadridge Financial Solutions, Inc.	72,000	10,391,040
Mastercard, Inc. - Class A	142,000	40,376,280
Moody's Corporation	35,000	8,508,850
		82,690,470

Total Common Stocks (Cost $539,136,172)		$670,794,588

MONEY MARKET FUNDS - 4.9%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 2.58% (a)	34,188,447	$34,188,447
Federated Hermes Treasury Obligations Fund - Institutional Shares, 2.84% (a)	83,754	83,754
Total Money Market Funds (Cost $34,272,201)		$34,272,201

Total Investments at Market Value - 100.2% (Cost $573,408,373)		$705,066,789

Liabilities in Excess of Other Assets - (0.2%)		(1,485,654)

Net Assets - 100.0%		$703,581,135

ADR  - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2022.

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

COMMON STOCKS - 96.2%	Shares	Market Value
Communications - 0.8%
Internet Media & Services - 0.8%
Booking Holdings, Inc. *	4,000	$6,572,840

Consumer Discretionary - 15.0%
Leisure Products - 3.0%
Polaris, Inc.	140,000	13,391,000
Thor Industries, Inc.	150,000	10,497,000
		23,888,000
Retail - Discretionary - 12.0%
Genuine Parts Company	150,000	22,398,000
Lowe's Companies, Inc.	140,000	26,293,400
RH *	60,000	14,764,200
TJX Companies, Inc. (The)	300,000	18,636,000
Tractor Supply Company	79,500	14,777,460
		96,869,060
Consumer Staples - 1.6%
Beverages - 1.6%
Coca-Cola European Partners plc	300,000	12,786,000

Energy - 8.3%
Oil & Gas Producers - 8.3%
Chevron Corporation	200,000	28,734,000
Pioneer Natural Resources Company	175,000	37,892,750
		66,626,750
Financials - 14.9%
Asset Management - 2.1%
Brookfield Asset Management, Inc. - Class A	400,000	16,356,000

Banking - 3.8%
First Horizon Corporation	250,000	5,725,000
Truist Financial Corporation	575,000	25,035,500
		30,760,500
Insurance - 6.0%
Brown & Brown, Inc.	230,000	13,910,400
Chubb Ltd.	190,000	34,557,200
		48,467,600
Specialty Finance - 3.0%
Fidelity National Financial, Inc.	670,000	24,254,000

Health Care - 8.5%
Health Care Facilities & Services - 5.2%
Chemed Corporation	70,000	30,559,200
Quest Diagnostics, Inc.	95,000	11,655,550
		42,214,750
Medical Equipment & Devices - 3.3%
Medtronic plc	330,000	26,647,500

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Market Value
Industrials - 9.6%
Aerospace & Defense - 4.9%
HEICO Corporation - Class A	137,120	$15,716,694
Lockheed Martin Corporation	62,500	24,143,125
		39,859,819
Commercial Support Services - 1.6%
Rentokil Initial plc	2,371,000	12,569,199

Electrical Equipment - 1.1%
Roper Technologies, Inc.	25,000	8,991,000

Transportation & Logistics - 2.0%
United Parcel Service, Inc. - Class B	100,000	16,154,000

Real Estate - 9.2%
Real Estate Owners & Developers - 6.6%
Texas Pacific Land Corporation	30,000	53,316,900

REITs - 2.6%
Equinix, Inc.	37,400	21,274,616

Technology - 28.3%
Semiconductors - 4.1%
Texas Instruments, Inc.	215,000	33,277,700

Software - 9.0%
ANSYS, Inc. *	56,000	12,415,200
Microsoft Corporation	110,000	25,619,000
SAP SE	180,000	14,667,062
SS&C Technologies Holdings, Inc.	425,000	20,293,750
		72,995,012
Technology Services - 15.2%
Accenture plc - Class A	93,000	23,928,900
Broadridge Financial Solutions, Inc.	205,000	29,585,600
Jack Henry & Associates, Inc.	125,000	22,783,750
Mastercard, Inc. - Class A	85,000	24,168,900
Moody's Corporation	90,000	21,879,900
		122,347,050

Total Common Stocks (Cost $637,150,108)		$776,228,296

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.0%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 2.58% (a) (Cost $32,556,847)	32,556,847	$32,556,847

Total Investments at Market Value - 100.2% (Cost $669,706,955)		$808,785,143

Liabilities in Excess of Other Assets - (0.2%)		(1,545,462)

Net Assets - 100.0%		$807,239,681

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2022.

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Market Value
Communications - 3.5%
Entertainment Content - 2.1%
Electronic Arts, Inc.	12,000	$1,388,520

Internet Media & Services - 1.4%
eDreams ODIGEO S.A. *	240,300	959,957

Consumer Discretionary - 4.5%
Leisure Products - 1.1%
MIPS AB	24,200	718,287

Retail - Discretionary - 3.4%
Lowe's Companies, Inc.	12,450	2,338,234

Consumer Staples - 4.3%
Beverages - 3.7%
Coca-Cola European Partners plc	59,000	2,514,580

Food - 0.6%
Mondelez International, Inc. - Class A	6,600	361,878

Energy - 8.9%
Oil & Gas Producers - 8.9%
Chevron Corporation	10,350	1,486,984
Pioneer Natural Resources Company	17,605	3,812,011
Rubis SCA	34,350	714,729
		6,013,724
Financials - 19.3%
Asset Management - 1.5%
Partners Group Holding AG	1,270	1,022,087

Banking - 3.6%
HDFC Bank Ltd. - ADR	23,950	1,399,159
Truist Financial Corporation	24,500	1,066,730
		2,465,889
Diversified Financial Services - 3.1%
S&P Global, Inc.	6,800	2,076,380

Insurance - 7.2%
AXA S.A. - ADR	92,600	2,016,828
Chubb Ltd.	15,500	2,819,140
		4,835,968
Specialty Finance - 3.9%
Fidelity National Financial, Inc.	40,950	1,482,390
International Money Express, Inc. *	50,500	1,150,895
		2,633,285
Health Care - 8.3%
Biotech & Pharma - 1.1%
Mirion Technologies, Inc. *	100,000	747,000

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Market Value
Health Care - 8.3% (Continued)
Health Care Facilities & Services - 2.1%
IQVIA Holdings, Inc. *	7,615	$1,379,381

Medical Equipment & Devices - 5.1%
Alcon, Inc.	25,500	1,483,590
Medtronic plc	5,119	413,360
Stevanato Group S.p.A.	92,481	1,566,628
		3,463,578
Industrials - 22.9%
Aerospace & Defense - 2.1%
Lockheed Martin Corporation	3,750	1,448,587

Commercial Services - 3.2%
Karooooo Ltd.	32,195	763,022
Teleperformance S.A. - ADR	10,981	1,388,547
		2,151,569
Commercial Support Services - 5.0%
Edenred	42,200	1,943,912
GFL Environmental, Inc.	55,800	1,411,182
		3,355,094
Diversified Industrials - 2.8%
Eaton Corporation plc	14,000	1,867,040

Electrical Equipment - 3.6%
Otis Worldwide Corporation	12,000	765,600
TE Connectivity Ltd.	15,350	1,694,026
		2,459,626
Machinery - 2.5%
ITOCHU Corporation	28,000	675,862
Nidec Corporation	18,285	1,023,524
		1,699,386
Transportation & Logistics - 3.7%
Canadian National Railway Company	10,000	1,079,900
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Series B	109,400	1,385,257
		2,465,157
Real Estate - 2.2%
Real Estate Services - 1.3%
FirstService Corporation	7,500	892,575

REITs - 0.9%
Equinix, Inc.	1,075	611,503

Technology - 24.2%
IT Services - 1.1%
StoneCo Ltd. - Class A *	79,600	758,588

Semiconductors - 4.1%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	21,000	1,439,760

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Market Value
Technology - 24.2% (Continued)
Semiconductors - 4.1% (Continued)
Texas Instruments, Inc.	8,500	$1,315,630
		2,755,390
Software - 9.8%
Adobe, Inc. *	1,675	460,960
Microsoft Corporation	16,400	3,819,560
SAP SE	22,800	1,857,828
Sapiens International Corporation N.V.	25,652	492,005
		6,630,353
Technology Hardware - 1.0%
Murata Manufacturing Company Ltd.	14,190	653,126

Technology Services - 8.2%
Accenture plc - Class A	10,500	2,701,650
Mastercard, Inc. - Class A	10,000	2,843,400
		5,545,050

Total Common Stocks (Cost $61,151,402)		$66,211,792

MONEY MARKET FUNDS - 1.8%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 2.58% (a) (Cost $1,243,185)	1,243,185	$1,243,185

Total Investments at Market Value - 99.9% (Cost $62,394,587)		$67,454,977

Other Assets in Excess of Liabilities - 0.1%		84,868

Net Assets - 100.0%		$67,539,845

ADR  - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2022.

AVE MARIA WORLD EQUITY FUND
SUMMARY OF COMMON STOCKS BY COUNTRY
September 30, 2022 (Unaudited)

Country	Value	% of Net Assets
United States **	$35,231,719	52.2%
France	6,064,016	9.0%
Switzerland	5,324,817	7.9%
Canada	3,383,657	5.0%
United Kingdom	2,514,580	3.7%
Japan	2,352,512	3.5%
Germany	1,857,828	2.7%
Italy	1,566,628	2.3%
Taiwan	1,439,760	2.1%
India	1,399,159	2.1%
Mexico	1,385,257	2.1%
Spain	959,957	1.4%
Singapore	763,022	1.1%
Brazil	758,588	1.1%
Sweden	718,287	1.1%
Israel	492,005	0.7%
Total	$66,211,792	98.0%

**	Includes any company deemed to be a “non-U.S. company” as defined in the Fund’s Prospectus. According to the Fund’s Prospectus, a “non-U.S. company” is one that is headquartered outside the United States or has at least 50% of its revenues or operations outside of the United States during its most recent fiscal year, at the time of purchase.

AVE MARIA FOCUSED FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Market Value
Communications - 20.5%
Internet Media & Services - 10.1%
eDreams ODIGEO S.A. *	1,064,378	$4,252,004

Telecommunications - 10.4%
DigitalBridge Group, Inc.	349,512	4,372,395

Energy - 11.6%
Renewable Energy - 11.6%
Archaea Energy, Inc. *	159,312	2,869,209
Green Plains, Inc. *	69,525	2,021,092
		4,890,301
Financials - 9.3%
Asset Management - 9.3%
Brookfield Asset Management Reinsurance Partners Ltd. - Class A *	47,952	1,961,237
Brookfield Asset Management, Inc. - Class A	47,952	1,960,757
		3,921,994
Health Care - 4.0%
Health Care Facilities & Services - 4.0%
Chemed Corporation	3,846	1,679,010

Industrials - 25.1%
Aerospace & Defense - 3.5%
AMMO, Inc. *	503,000	1,473,790

Commercial Support Services - 12.5%
GFL Environmental, Inc.	207,896	5,257,690

Electrical Equipment - 9.1%
API Group Corporation *	288,209	3,824,533

Materials - 4.9%
Chemicals - 4.9%
Valvoline, Inc.	80,409	2,037,564

Real Estate - 8.8%
Real Estate Owners & Developers - 8.8%
Radius Global Infrastructure, Inc. - Class A *	172,382	1,623,839
Texas Pacific Land Corporation	1,157	2,056,255
		3,680,094
Technology - 15.2%
Software - 11.4%
Autodesk, Inc. *	8,496	1,587,053
Microsoft Corporation	7,196	1,675,948
Tyler Technologies, Inc. *	4,377	1,521,008
		4,784,009

AVE MARIA FOCUSED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Market Value
Technology - 15.2% (Continued)
Technology Hardware - 3.8%
NextDC Ltd. *	284,054	$1,589,141

Total Common Stocks (Cost $53,647,686)		$41,762,525

MONEY MARKET FUNDS - 0.9%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 2.58% (a) (Cost $372,427)	372,427	$372,427

Total Investments at Market Value - 100.3% (Cost $54,020,113)		$42,134,952

Liabilities in Excess of Other Assets - (0.3%)		(116,156)

Net Assets - 100.0%		$42,018,796

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2022.

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 24.0%	Par Value	Market Value
U.S. Treasury Inflation-Protected Notes - 11.8% (a)
0.625%, due 04/15/23	$6,441,012	$6,344,648
0.500%, due 04/15/24	11,747,300	11,421,726
2.375%, due 01/15/25	4,715,370	4,734,526
0.625%, due 01/15/26	6,234,500	5,950,863
2.000%, due 01/15/26	4,478,250	4,465,742
0.125%, due 04/15/26	5,648,750	5,275,403
0.375%, due 01/15/27	4,783,428	4,474,467
0.375%, due 07/15/27	7,872,670	7,345,468
0.500%, due 01/15/28	6,005,650	5,573,212
0.750%, due 07/15/28	2,950,775	2,772,153
		58,358,208
U.S. Treasury Notes - 12.2%
2.875%, due 11/30/23	10,000,000	9,836,328
0.375%, due 04/15/24	10,000,000	9,418,359
2.125%, due 11/30/24	10,000,000	9,561,719
1.375%, due 01/31/25	10,000,000	9,367,969
0.500%, due 03/31/25	10,000,000	9,125,000
2.875%, due 06/15/25	10,000,000	9,646,875
2.750%, due 08/31/25	4,000,000	3,836,250
		60,792,500

Total U.S. Government & Agencies (Cost $128,657,671)		$119,150,708

CORPORATE BONDS - 50.6%	Par Value	Market Value
Communications - 1.1%
Electronic Arts, Inc., 4.800%, due 03/01/26	$5,500,000	$5,460,940

Consumer Discretionary - 6.8%
Genuine Parts Company, 1.875%, due 11/01/30	775,000	576,245
Lowe's Companies, Inc., 3.125%, due 09/15/24	800,000	774,802
Lowe's Companies, Inc., 3.375%, due 09/15/25	1,500,000	1,432,469
Lowe's Companies, Inc., 2.500%, due 04/15/26	3,000,000	2,766,264
Lowe's Companies, Inc., 3.100%, due 05/03/27	9,050,000	8,302,823
Lowe's Companies, Inc., 1.700%, due 10/15/30	925,000	697,157
Ross Stores, Inc., 3.375%, due 09/15/24	3,000,000	2,908,012
Ross Stores, Inc., 0.875%, due 04/15/26	5,255,000	4,532,336
Ross Stores, Inc., 4.700%, due 04/15/27	1,300,000	1,264,845
TJX Companies, Inc. (The), 2.500%, due 05/15/23	2,000,000	1,973,701
TJX Companies, Inc. (The), 2.250%, due 09/15/26	4,226,000	3,849,916
TJX Companies, Inc. (The), 1.150%, due 05/15/28	2,000,000	1,627,192
TJX Companies, Inc. (The), 3.875%, due 04/15/30	1,312,000	1,202,477
VF Corporation, 2.400%, due 04/23/25	650,000	607,402
VF Corporation, 2.800%, due 04/23/27	1,200,000	1,082,780
		33,598,421
Consumer Staples - 10.1%
Coca-Cola Company (The), 1.450%, due 06/01/27	7,952,000	6,873,610
Coca-Cola Company (The), 1.000%, due 03/15/28	1,000,000	823,825
Coca-Cola Company (The), 2.125%, due 09/06/29	1,550,000	1,305,844
Colgate-Palmolive Company, 2.250%, due 11/15/22	500,000	499,225
Colgate-Palmolive Company, 1.950%, due 02/01/23	2,663,000	2,645,420

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 50.6% (Continued)	Par Value	Market Value
Consumer Staples - 10.1% (Continued)
Colgate-Palmolive Company, 3.250%, due 03/15/24	$795,000	$784,357
Colgate-Palmolive Company, 3.100%, due 08/15/27	5,000,000	4,699,781
Hershey Company (The), 2.625%, due 05/01/23	4,536,000	4,482,838
Hershey Company (The), 3.375%, due 05/15/23	500,000	496,815
Hershey Company (The), 2.050%, due 11/15/24	3,200,000	3,043,451
Hershey Company (The), 0.900%, due 06/01/25	7,450,000	6,762,881
Hershey Company (The), 3.200%, due 08/21/25	645,000	622,178
Hershey Company (The), 2.300%, due 08/15/26	2,000,000	1,825,544
Hormel Foods Corporation, 1.700%, due 06/03/28	895,000	762,444
Hormel Foods Corporation, 1.800%, due 06/11/30	1,763,000	1,408,302
JM Smucker Company (The), 3.375%, due 12/15/27	3,750,000	3,405,317
Kimberly-Clark Corporation, 2.400%, due 06/01/23	440,000	434,184
Kimberly-Clark Corporation, 2.650%, due 03/01/25	1,115,000	1,060,179
Kimberly-Clark Corporation, 2.750%, due 02/15/26	1,343,000	1,263,701
Kimberly-Clark Corporation, 1.050%, due 09/15/27	5,047,000	4,243,663
McCormick & Company, Inc., 3.500%, due 09/01/23	2,500,000	2,467,241
		49,910,800
Energy - 4.2%
Chevron Corporation, 2.895%, due 03/03/24	1,824,000	1,783,789
Chevron Corporation, 3.900%, due 11/15/24	550,000	541,582
Chevron Corporation, 2.954%, due 05/16/26	1,450,000	1,365,128
Chevron Corporation, 8.000%, due 04/01/27	2,600,000	2,915,177
Chevron Corporation, 1.995%, due 05/11/27	5,840,000	5,177,914
Chevron Corporation, 1.018%, due 08/12/27	1,150,000	961,367
Exxon Mobil Corporation, 3.176%, due 03/15/24	1,634,000	1,601,740
Exxon Mobil Corporation, 2.019%, due 08/16/24	2,650,000	2,527,524
Exxon Mobil Corporation, 2.709%, due 03/06/25	998,000	953,577
Pioneer Natural Resources, 1.125%, due 01/15/26	2,578,000	2,254,640
Pioneer Natural Resources, 1.900%, due 08/15/30	1,330,000	1,016,413
		21,098,851
Financials - 2.4%
Chubb INA Holdings, Inc., 3.150%, due 03/15/25	4,309,000	4,134,482
Chubb INA Holdings, Inc., 3.350%, due 05/03/26	500,000	472,715
PNC Financial Services Group, Inc. (The), 3.250%, due 06/01/25	1,528,000	1,463,568
PNC Financial Services Group, Inc. (The), 3.250%, due 01/22/28	4,380,000	4,017,987
Truist Financial Corporation, 2.250%, due 03/11/30	900,000	705,159
U.S. Bancorp, 3.375%, due 02/05/24	1,000,000	982,439
		11,776,350
Health Care - 1.7%
Stryker Corporation, 3.375%, due 05/15/24	5,500,000	5,376,664
Stryker Corporation, 3.375%, due 11/01/25	1,026,000	976,364
Stryker Corporation, 3.500%, due 03/15/26	2,468,000	2,350,453
		8,703,481
Industrials - 6.3%
3M Company, 2.250%, due 03/15/23	3,000,000	2,970,270
Hubbell, Inc., 3.150%, due 08/15/27	4,180,000	3,770,542
Illinois Tool Works, Inc., 3.500%, due 03/01/24	2,450,000	2,419,497
Illinois Tool Works, Inc., 2.650%, due 11/15/26	10,601,000	9,843,296
Lockheed Martin Corporation, 3.550%, due 01/15/26	3,848,000	3,720,714
PACCAR Financial Corporation, 1.800%, due 02/06/25	350,000	327,726
PACCAR Financial Corporation, 1.100%, due 05/11/26	835,000	735,376

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 50.6% (Continued)	Par Value	Market Value
Industrials - 6.3% (Continued)
PACCAR Financial Corporation, 2.000%, due 02/04/27	$500,000	$446,842
United Parcel Service, Inc., 2.200%, due 09/01/24	3,410,000	3,257,393
United Parcel Service, Inc., 2.800%, due 11/15/24	1,000,000	967,452
United Parcel Service, Inc., 2.400%, due 11/15/26	2,869,000	2,634,528
		31,093,636
Materials - 1.9%
Ecolab, Inc., 2.700%, due 11/01/26	6,438,000	5,961,435
Ecolab, Inc., 3.250%, due 12/01/27	3,676,000	3,433,540
		9,394,975
Technology - 16.1%
Broadridge Financial Solutions, Inc., 3.400%, due 06/27/26	500,000	465,309
Broadridge Financial Solutions, Inc., 2.900%, due 12/01/29	6,500,000	5,413,119
Cisco Systems, Inc., 2.600%, due 02/28/23	2,475,000	2,459,981
Cisco Systems, Inc., 3.625%, due 03/04/24	3,500,000	3,455,992
Cisco Systems, Inc., 3.500%, due 06/15/25	5,000,000	4,872,397
Cisco Systems, Inc., 2.950%, due 02/28/26	1,000,000	948,964
Cisco Systems, Inc., 2.500%, due 09/20/26	3,080,000	2,868,393
Mastercard, Inc., 3.375%, due 04/01/24	3,855,000	3,788,094
Mastercard, Inc., 2.000%, due 03/03/25	5,625,000	5,296,049
Mastercard, Inc., 2.950%, due 11/21/26	2,000,000	1,866,870
Mastercard, Inc., 3.300%, due 03/26/27	5,199,000	4,885,506
Mastercard, Inc., 3.500%, due 02/26/28	450,000	420,732
Microsoft Corporation, 2.400%, due 08/08/26	5,750,000	5,324,773
Microsoft Corporation, 3.300%, due 02/06/27	5,320,000	5,063,129
Moody's Corporation, 4.875%, due 02/15/24	1,500,000	1,503,964
Moody's Corporation, 3.250%, due 01/15/28	5,550,000	5,019,972
Moody's Corporation, 4.250%, due 02/01/29	5,000,000	4,721,592
Texas Instruments, Inc., 2.250%, due 05/01/23	2,500,000	2,472,000
Texas Instruments, Inc., 1.375%, due 03/12/25	1,160,000	1,077,624
Texas Instruments, Inc., 2.900%, due 11/03/27	740,000	678,281
Texas Instruments, Inc., 2.250%, due 09/04/29	1,112,000	941,063
Texas Instruments, Inc., 1.750%, due 05/04/30	4,880,000	3,909,131
Visa, Inc., 3.150%, due 12/14/25	3,905,000	3,728,747
Visa, Inc., 1.900%, due 04/15/27	3,854,000	3,426,031
Visa, Inc., 2.750%, due 09/15/27	6,051,000	5,512,761
		80,120,474

Total Corporate Bonds (Cost $274,635,111)		$251,157,928

COMMON STOCKS - 18.9%	Shares	Market Value
Consumer Discretionary - 1.5%
Retail - Discretionary - 1.5%
Genuine Parts Company	49,300	$7,361,476

Consumer Staples - 1.3%
Beverages - 1.3%
Coca-Cola European Partners plc	150,000	6,393,000

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 18.9% (Continued)	Shares	Market Value
Energy - 3.4%
Oil & Gas Producers - 3.4%
Chevron Corporation	58,000	$8,332,860
Exxon Mobil Corporation	100,000	8,731,000
		17,063,860
Financials - 3.2%
Banking - 1.9%
First Horizon Corporation	85,500	1,957,950
Truist Financial Corporation	169,000	7,358,260
		9,316,210
Specialty Finance - 1.3%
Fidelity National Financial, Inc.	180,000	6,516,000

Health Care - 1.4%
Medical Equipment & Devices - 1.4%
Medtronic plc	89,000	7,186,750

Industrials - 5.0%
Aerospace & Defense - 2.0%
Lockheed Martin Corporation	25,000	9,657,250

Industrial Support Services - 2.2%
Fastenal Company	106,000	4,880,240
Watsco, Inc.	24,000	6,179,040
		11,059,280
Transportation & Logistics - 0.8%
United Parcel Service, Inc. - Class B	25,000	4,038,500

Real Estate - 1.9%
Real Estate Owners & Developers - 1.9%
Texas Pacific Land Corporation	5,400	9,597,042

Technology - 1.2%
Semiconductors - 1.2%
Texas Instruments, Inc.	37,000	5,726,860

Total Common Stocks (Cost $73,708,558)		$93,916,228

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 7.0%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 2.58% (b)	23,831,724	$23,831,724
Federated Hermes Treasury Obligations Fund - Institutional Shares, 2.84% (b)	10,981,424	10,981,424
Total Money Market Funds (Cost $34,813,148)		$34,813,148

Total Investments at Market Value - 100.5% (Cost $511,814,488)		$499,038,012

Liabilities in Excess of Other Assets - (0.5%)		(2,642,687)

Net Assets - 100.0%		$496,395,325

(a)	Interest rate for this investment is the stated rate. Interest payments are determined based on the inflation adjusted principal.
(b)	The rate shown is the 7-day effective yield as of September 30, 2022.

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

COMMON STOCKS - 93.6%	Shares	Market Value
Consumer Discretionary - 13.2%
Automotive - 1.4%
Gentex Corporation	20,500	$488,720

Home & Office Products - 2.1%
Purple Innovation, Inc. *	175,000	708,750

Home Construction - 2.2%
Masco Corporation	15,900	742,371

Leisure Facilities & Services - 1.9%
Madison Square Garden Sports Corporation *	4,700	642,302

Leisure Products - 3.4%
YETI Holdings, Inc. *	40,000	1,140,800

Retail - Discretionary - 2.2%
RH *	3,000	738,210

Energy - 15.7%
Oil & Gas Producers - 12.6%
Chevron Corporation	12,169	1,748,320
Devon Energy Corporation	20,000	1,202,600
Pioneer Natural Resources Company	6,000	1,299,180
		4,250,100
Oil & Gas Services & Equipment - 3.1%
Schlumberger Ltd.	29,800	1,069,820

Financials - 11.8%
Institutional Financial Services - 7.8%
CME Group, Inc.	5,950	1,053,924
Intercontinental Exchange, Inc.	17,600	1,590,160
		2,644,084
Insurance - 4.0%
Berkshire Hathaway, Inc. - Class A *	2	812,940
Markel Corporation *	500	542,110
		1,355,050

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.6% (Continued)	Shares	Market Value
Health Care - 0.3%
Biotech & Pharma - 0.3%
Avid Bioservices, Inc. *	5,000	$95,600

Industrials - 7.9%
Electrical Equipment - 6.4%
A.O. Smith Corporation	17,900	869,582
Vontier Corporation	77,200	1,290,012
		2,159,594
Industrial Support Services - 1.5%
AMERCO	1,000	509,220

Materials - 9.1%
Chemicals - 1.9%
Valvoline, Inc.	25,000	633,500

Metals & Mining - 7.2%
Barrick Gold Corporation	35,300	547,150
Franco-Nevada Corporation	13,090	1,563,993
Pan American Silver Corporation	20,000	317,600
		2,428,743
Real Estate - 32.7%
Real Estate Owners & Developers - 32.7%
St. Joe Company (The)	40,000	1,281,200
Texas Pacific Land Corporation	5,500	9,774,765
		11,055,965
Technology - 2.9%
Technology Hardware - 0.6%
Garmin Ltd.	2,500	200,775

Technology Services - 2.3%
Mastercard, Inc. - Class A	1,500	426,510
Moody's Corporation	1,500	364,665
		791,175

Total Common Stocks (Cost $21,638,042)		$31,654,779

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.7%	Shares	Market Value
Federated Hermes Government Obligations Tax Managed Fund - Institutional Shares, 2.58% (a)	1,631,228	$1,631,228
Federated Hermes Treasury Obligations Fund - Institutional Shares, 2.84% (a)	636,425	636,425
Total Money Market Funds (Cost $2,267,653)		$2,267,653

Total Investments at Market Value - 100.3% (Cost $23,905,695)		$33,922,432

Liabilities in Excess of Other Assets - (0.3%)		(90,174)

Net Assets - 100.0%		$33,832,258

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2022.